UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

 (Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

 (Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Common Stocks	Shares	Market Value

Air Products and Chemicals, Inc.	8,550	585,590
Freeport McMoran Copper & Gold	9,500	540,075
Total For Materials: 3.8%		1,125,665

Emerson Electric Company	29,390	1,198,818
General Electric Company	44,170	1,126,335
ITT Corporation	10,830	602,256
3M Company	8,125	555,019
United Parcel Service - Class B	8,910	560,350
Total For Industrials: 13.8%		4,042,778

AT&T Incorporated	21,000	586,320
Verizon Communications	18,830	604,255
Total For Telecomm Services: 4.1%		1,190,575

Kellogg Company	10,495	588,770
Kraft Foods Inc - A	18,400	602,600
Kimberly-Clark Corporation	9,270	601,067
Pepsico, Incorporated	8,485	604,726
Procter & Gamble Company	17,610	1,227,241
Safeway Incorporated	35,500	842,060
Total For Consumer Staples: 15.2%		4,466,463

Cadbury Schweppes PLC	1	54
Comcast Corporation Class A Special	30,550	602,446
Nordstrom, Incorporated	20,510	591,098
Staples, Inc.	24,150	543,375
Target Corporation	11,223	550,488
Total For Consumer Discretionary: 7.8%		2,287,461

Chesapeake Energy Corporation	22,645	812,050
Conocophillips	7,645	559,996
Chevron Corporation	14,020	1,156,370
Spectra Energy Corporation	23,500	559,300
Schlumberger Ltd.	10,420	813,698
Total For Energy: 13.3%		3,901,413

Aflac Incorporated	14,930	877,138
Allstate Corporation	13,085	603,480
Bank Of New York Mellon Corp	28,696	934,916
Cincinnati Financial Corporation	19,150	544,626
Principal Financial Group, Inc.	14,000	608,860
Prudential Financial, Inc.	8,560	616,320
Total For Financial Services: 14.3%		4,185,339

Abbott Laboratories	13,890	799,786
Becton, Dickinson and Company	6,870	551,386
Bristol-Myers Squibb Company	40,775	850,159
Novartis AG-ADR**	10,460	552,706
Roche Holdings Limited - ADR**	11,380	879,674
Wellpoint Inc.*	12,800	598,656
Total For Health Care: 14.4%		4,232,368

Adobe Systems Inc*	14,600	576,262
Cisco Systems, Inc.*	36,945	833,479
Microsoft Corporation	22,785	608,132
Total For Information Technology: 6.9%		2,017,873

Dominion Resources	13,810	590,792
FPL Group, Inc.	16,800	845,040
Total For Utilities: 4.9%		1,435,832

Total Common Stocks: 98.4%		$28,885,766
(Common Stock Identified Cost $60,655,757)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield ***		$2,084,705
Total Cash Equivalents: 7.1%		2,084,705
(Cash Equivalents Identified Cost $2,084,705)

Total Portfolio Value: 105.5%		$30,970,471
(Total Portfolio Identified Cost $32,740,462)

Other Assets Less Liabilities: -5.5%		$(1,604,880)

Total Net Assets: 100.0%		$29,365,591

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Common Stocks	Shares	Market Value

Freeport McMoran Copper & Gold	18,000	1,023,300
Companhia Vale Do Rio Doce - ADR**	36,900	706,635
Total For Materials: 3.8%		$1,729,935

Boeing Company	20,700	1,187,145
Caterpillar Tractor Company	13,800	822,480
Danaher Corporation	11,860	823,084
Emerson Electric Company	44,700	1,823,313
General Electric Company	67,090	1,710,795
Total For Industrials: 14.2%		$6,366,817

Kellogg Company	28,400	1,593,240
Kimberly-Clark Corporation	14,300	927,212
Pepsico, Incorporated	15,000	1,069,050
Procter & Gamble Company	34,400	2,397,336
Safeway	55,600	1,318,832
Total For Consumer Staples: 16.2%		$7,305,670

Comcast Corporation Class A Special	74,000	1,459,280
Gamestop Corporation*	24,000	821,040
Nordstrom, Incorporated	30,000	864,600
Target Corporation	16,600	814,230
Total For Consumer Discretionary: 8.8%		$3,959,150

Chesapeake Energy Corporation	32,500	1,165,450
Core Labratories N.V.	11,200	1,134,784
Chevron Corporation	17,085	1,409,171
Transocean Inc.*	11,935	1,310,940
Schlumberger Ltd.	17,350	1,354,862
XTO Energy, Inc.	20,800	967,616
Total For Energy: 16.3%		$7,342,823

Aflac Incorporated	26,490	1,556,288
Bank Of New York Mellon Corp	28,885	941,073
Principal Financial Group, Inc.	24,500	1,065,505
Total For Financial Services: 7.9%		$3,562,866

Becton, Dickinson and Company	12,900	1,035,354
Celgene Corp*	14,500	917,560
Gilead Sciences Inc*	28,400	1,295,892
Hologic, Inc.*	74,500	1,440,085
Roche Holdings Limited - ADR**	17,820	1,377,486
Wellpoint Inc.*	20,000	935,400
Total For Health Care: 15.6%		$7,001,777

Adobe Systems Inc*	33,950	1,340,007
Akamai Technologies*	37,100	647,024
Cisco Systems, Inc.*	81,760	1,844,506
Google Inc. - Class A*	2,000	801,040
Microsoft Corporation	37,100	990,199
Total For Information Technology: 12.5%		$5,622,775

FPL Group	17,000	855,100
Total For Utilities: 1.9%		$855,100

Total Common Stocks: 97.3%		$43,746,913
(Common Stock Identified Cost $46,997,246)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield ***		1,231,057
Total Cash Equivalents: 2.7%		$1,231,057
(Cash Equivalents Identified Cost $1,231,057)

Total Portfolio Value: 100.0%		$44,977,970
(Total Portfolio Identified Cost $48,228,303)

Liabilities in Excess of Other Assets: 0.0%		$2,593

Total Net Assets: 100.0%		$44,980,563

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

DYNAMIC GROWTH FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Common Stocks	Shares	Market Value

Freeport McMoran Copper & Gold	4,300	244,455
Companhia Vale Do Rio Doce - ADR**	14,760	282,654
Total for Diverse Metal/Mining: 4.4%		$527,109

Potash Corporation Of Saskatchewan Inc.	2,530	333,985
Total For Chemicals - Agriculture/Fertilizer: 2.8%		$333,985
Total For Materials: 7.2%

Boeing Company	5,420	310,837
Total for Aerospace/Defense: 2.6%		$310,837

General Cable*	9,220	328,509
Total for Electrical Component: 2.7%		$328,509

Caterpillar Tractor Company	5,650	336,740
Total for Machinery Construction/Farm: 2.8%		$336,740

Foster Wheeler*	11,200	404,432
General Electric Company	14,700	374,850
Total For Construction & Engineer: 6.5%		$779,282
Total For Industrials: 14.6%

PepsiCo, Incorporated	3,800	270,826
Procter & Gamble Company	7,570	527,554
Total For Household Products: 6.6%		$798,380
Total For Consumer Staples: 6.6%

Chipotle Mexican Grill, Inc.*	5,270	292,432
Total for Restaurants: 2.4%		$292,432

Comcast Corporation Class A Special	18,532	365,451
Total for Broadcasting & Cable: 3.0%		$365,451

Gamestop Corporation*	9,940	340,047
Total For Specialty Stores: 2.8%		$340,047
Total For Consumer Discretionary: 8.3%

Chesapeake Energy Corporation	8,350	299,431
Core Labratories N.V.	4,390	444,795
FMC Technologies Inc*	4,300	200,165
Schlumberger Ltd.	3,080	240,517
Total for Oil & Gas - Equipment/Services: 9.8%		$1,184,908

Transocean Inc.*	3,187	350,060
Total for Oil & Gas - Drilling: 2.9%		$350,060

XTO Energy, Inc.	8,880	413,098
Total For Oil & Gas - Exploration/Production: 3.4%		$413,098
Total For Energy: 16.2%

Bank Of New York Mellon Corp	11,896	387,572
Total For Asset Management: 3.2%		$387,572
Total For Financial Services: 3.2%

Celgene Corp*	3,880	245,526
Gilead Sciences Inc*	9,960	454,475
Vertex Pharm*	9,595	318,938
Total for Biotechnology: 8.5%		$1,018,939

Hologic, Inc.*	23,560	455,415
Total for Health Care - Equipment: 3.8%		$455,415

Roche Holdings Limited - ADR**	4,900	378,770
Total for Pharmaceuticals: 3.1%		$378,770
Total For Health Care: 15.4%

Apple Computer, Incorporated*	1,860	211,408
Total for Computer Hardware: 1.8%		$211,408

Adobe Systems Inc*	9,150	361,151
Total for Application Software: 3.0%		$361,151

Akamai Technologies*	20,070	350,021
Google Inc. - Class A*	900	360,468
Total for Internet Software and Services: 5.9%		$710,489

Broadcom Corp*	14,515	270,414
Total for Semiconductors: 2.2%		$270,414

Cisco Systems, Inc.*	22,560	508,954
Total for Communications Equipment: 4.2%		$508,954

Cognizant Technology Solutions Corporation*	12,940	295,420
Total for IT Consulting & Services: 2.5%		$295,420

Microsoft Corporation	10,280	274,373
Total for Systems Software: 2.3%		274,373

MEMC Electronic Materials*	8,260	233,428
Total For Semiconductor Equipment: 1.9%		$233,428
Total For Information Technology: 23.8%

Total Common Stocks: 95.3%		$11,467,169
(Common Stock Identified Cost $14,223,621)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield ***		568,094
Total Cash Equivalents: 4.7%		$568,094
(Cash Equivalents Identified Cost $568,095)

Total Portfolio Value: 100.0%		$12,035,263
(Total Portfolio Identified Cost $14,791,715)

Liabilities in excess of other assets: 0.0%		$(3,155)

Total Net Assets: 100.0%		$12,032,108

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Common Stocks	Shares	Market Value

Ashland, Incorporation	2,600	76,024
CF Industries Holdings, Inc.	600	54,876
Freeport McMoran Copper & Gold	2,350	133,598
Total For Materials: 3.5%		$264,498

Allied Waste Industries, Inc.*	8,400	93,324
Boeing Company	1,100	63,085
Burlington Northern Santa Fe Corporation	900	83,187
Caterpillar Tractor Company	1,500	89,400
Cooper Industries Incorporated	2,100	83,895
Cummins Engine, Incorporated	3,560	155,643
CSX Corporation	1,500	81,855
Dover Corporation	2,400	97,320
Eaton Corporation	1,180	66,292
Fluor Corporation	1800	100,260
Goodrich (B.F.) Company	1,800	74,880
Honeywell International, Inc.	1,700	70,635
ITT Corporation	1,300	72,293
Illinois Tool Works	2,000	88,900
L-3 Communications Holdings Inc	1,080	106,186
Lockheed Martin Corporation	1,060	116,250
Manitowoc Company, Inc.	3,600	55,980
Northrop Grumman	1,390	84,151
Parker Hannifin Corporation	2,085	110,505
Rockwell International Corporation	2100	78,414
Terex Corporation*	1,400	42,728
Textron Incorporated	2,000	58,560
Union Pacific Corporation	1,100	78,276
Total for Industrials: 25.9%		$1,952,019

Qwest Communications International	23,700	76,551
Total for Telecomm Services: 1.0%		$76,551

Dean Foods Company*	4,500	105,120
Kroger Company	3,700	101,676
Super Valu Stores, Incorporated	2,400	52,080
Tyson Foods Incorporated	7,200	85,968
Total For Consumer Staples: 4.6%		$344,844

Apollo Group Inc., Class A*	1400	83,020
Big Lots, Inc.*	2,900	80,707
Gamestop Corporation*	2,000	68,420
Goodyear Tire & Rubber Company*	3,200	48,992
Interpublic Group Of Companies*	9,900	76,725
Polo Ralph Lauren Corporation	1400	93,296
Whirlpool Corporation	1,180	93,562
Total For Consumer Discretionary: 7.2%		$544,722

Apache Corporation	900	93,852
BJ Services Company	3,300	63,129
ConocoPhillips	1,100	80,575
Chevron Corporation	1,700	140,216
Ensco International, Inc.	2,000	115,260
Hess Corporation	800	65,664
Massey Energy Company	2,300	82,041
USX-Marathon Group Inc.	1,900	75,753
Murphy Oil Corporation	1,300	83,382
Noble Energy Incorporation	1,200	66,708
Noble Corporation	2,300	100,970
Transocean Inc.*	640	70,298
Spectra Energy Corp.	3400	80,920
Southwestern Energy Company*	2,000	61,080
Williams Companies Inc	3,200	75,680
Exxon Mobile Corporation	3,900	302,874
Total For Energy: 20.7%		$1,558,402

Assurant, Inc.	2,000	110,000
Ameriprise Financial, Inc.	1,900	72,580
CME Group, Inc.	170	63,157
Hudson City Bancorp, Inc.	7,300	134,685
Host Hotels & Resorts, Inc.	5,500	73,095
Intercontinental Exchange, Inc.*	600	48,408
Mastercard, Inc.	350	62,066
MGIC Investment Corporation	18,600	130,758
NYSE Euronext	1,600	62,688
Prologis Trust	2,090	86,254
Total For Financial Services: 11.2%		$843,691

Amerisourcebergen Corporation	2,120	79,818
Biogen Idec, Inc.*	1,800	90,522
Cardinal Health, Inc.	1,600	78,848
Intuitive Surgical, Inc.*	330	79,523
St. Jude Medical, Inc.*	2,400	104,376
Tenet Healthcare*	16,000	88,800
Varian Medical Systems Incorporated*	1,700	97,121
Total For Health Care: 8.2%		$619,008

Broadcom Corp*	3,500	65,205
Ciena Corporation*	4,900	49,392
Computer Sciences Corporation*	2,100	84,399
Hewlett-Packard Company	2,430	112,363
Jabil Circuit, Inc.	9,160	87,386
JDS Uniphase Corp*	7,900	66,913
Symantec Corporation*	4,200	82,236
Tellabs Incorporated*	18,800	76,328
Total For Information Technology: 8.3%		$624,223

Allegheny Energy, Inc.	1,700	62,509
Centerpoint Energy Incorporated	6,340	92,374
Consolidated Edison Co. Of New York,Inc	2,000	85,920
Nicor Incorporated	2,200	97,570
Pepco Holdings Inc.	3,600	82,476
Southern Company	2,600	97,994
Questar Corporation	1,600	65,472
Integrys Energy Group Inc.	1,700	84,898
Total For Utilities: 8.9%		$669,213

Total Common Stocks: 99.6%		$7,497,170
(Common Stock Identified Cost $8,681,088)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield **		10,222
Total Cash Equivalents: 0.1%		$10,222
(Cash Equivalents Identified Cost $10,222)

Total Portfolio Value: 99.7%		$7,507,392
(Total Portfolio Identified Cost $8,691,310)

Other Assets Less Liabilities: 0.3%		$23,878

Total Net Assets: 100.0%		$7,531,270

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Common Stocks	Shares	Market Value

Airgas	12,200	605,730
Crown Holdings Incorporated*	28,700	637,427
Celanese Corporation Series A	13,200	368,412
CF Industries Holdings, Inc.	3,600	329,256
Greif Brothers Corporation	9,200	603,704
Lubrizol Corporation	9,600	414,144
Reliance Steel & Aluminum Co.	19,100	725,227
Schnitzer Steel Industries, Inc.	7,800	306,072
Steel Dynamics, Inc.	19,300	329,837
Terra Industries, Inc.	14,400	423,360
Total For Materials: 8.0%		$4,743,169

AGCO Corp*	9,000	383,490
Alexander & Baldwin, Inc.	11,800	519,554
The Brink's Company	7,800	475,956
General Cable*	10,300	366,989
Cummins Engine, Incorporated	29,800	1,302,856
Fluor Corporation	7,400	412,180
Gardner Denver*	19,200	666,624
Harsco Corporation	12,700	472,313
Hubbell Incorporated, Class B	11,700	410,085
Kennametal, Incorporated	15,800	428,496
Kansas City Southern Industries*	17,500	776,300
Lincoln Electric	7,600	488,756
Manpower, Inc.	9,400	405,704
Manitowoc Company, Inc.	23,600	366,980
Parker Hannifin Corporation	16,500	874,500
The Shaw Group, Inc.*	10,600	325,738
SPX Corporation	7,500	577,500
Timken Company	16,200	459,270
Trinity Industries	20,700	532,611
Textron, Incorporated	13,400	392,352
United Rentals Incorporated*	22,600	344,424
URS*	13,500	495,045
Wesco International*	14,400	463,392
Total For Industrials: 20.0%		$11,941,115

Bunge Limited	4,700	296,946
BJs Wholesale Club, Inc.*	18,500	718,910
Dean Foods Company*	27,600	644,736
Herbalife LTD.	11,300	446,576
PepsiAmericas	17,400	360,528
Tyson Foods Incorporated	30,200	360,588
Total For Consumer Staples: 4.7%		$2,828,284

Autoliv Inc.	10,700	361,125
Clear Channel Outdoor Holdings, Inc.*	25,800	352,944
CTC Media, Inc.*	21,400	321,000
Federal Mogul Corporation*	34,800	436,740
Jarden*	19,000	445,550
LKQ*	29,500	500,615
Panera Bread*	12,600	641,340
Scripps Howard Incorporated Class A	74,100	523,887
TRW Automotive Holdings Corp.*	23,000	365,930
Total For Consumer Discretionary: 6.6%		$3,949,131

Arch Coal, Inc.	9,700	319,033
Alpha Natural Resources Incorporated*	8,600	442,298
Denbury Resources*	17,300	329,392
Encore Acquisition*	10,400	434,512
Ensco International, Inc.	15,700	904,791
Foundation Coal Holdings, Inc.	7,800	277,524
Frontline Limited	14,100	677,787
FMC Technologies, Inc.*	7,500	349,125
Helix Energy Solutions Group, Inc.*	17,300	420,044
Key Energy Services*	32,400	375,840
Quicksilver RSC*	22,500	441,675
Mariner Energy Inc.*	19,100	391,550
Massey Energy Company	24,200	863,214
Murphy Oil Corporation	7,200	461,808
Noble Corporation	13,200	579,480
Oil States International Inc.*	8,700	307,545
Pride International*	17,500	518,175
Patterson-UTI Energy, Inc.	20,700	414,414
Plains Exploration & Production Company*	8,300	291,828
St Mary Land & Exploration	14,600	520,490
Superior Energy Services, Inc.*	23,000	716,220
Southwestern Energy Company*	12,500	381,750
Tidewater Inc.	15,900	880,224
Unit Corporation*	7,700	383,614
Whiting Petroleum Corporation*	4,900	349,174
W&T Offshore, Inc.	27,600	753,204
Cimarex Energy Company	8,600	420,626
Total For Energy: 22.2%		$13,205,337

Hudson City Bancorp, Inc.	60,000	1,107,000
Hospitality Properties Trust	14,500	297,540
MGIC Investment Corporation	124,600	875,938
Nationwide Health	15,100	543,298
Total For Financial Services: 4.7%		$2,823,776

Amerisourcebergen Corporation	20,000	753,000
Biomarin Pharm*	18,700	495,363
Community Health Systems Inc.*	16,000	468,960
Kinetic Concepts*	10,500	300,195
Lincare Holdings, Inc.*	17,500	526,575
Tenet Healthcare*	100,000	555,000
Varian Medical Systems Incorporated*	12,700	725,551
WebMD Health Corp.*	15,900	472,866
Total For Health Care: 7.2%		$4,297,510

Avnet Inc.*	16,500	406,395
Brocade Communications Systems, Inc.*	74,600	434,172
Broadcom Corp.*	21,900	407,997
Ciena Corporation*	16,400	165,312
Computer Sciences Corporation*	12,800	514,432
Commscope*	11,300	391,432
Dolby Laboratories Inc.*	32,900	1,157,751
Fairchild Semiconductor International Class A*	44,000	391,160
Factset Research Systems Inc.	10,500	548,625
Integrated Device Technology Inc.*	54,300	422,454
Ingram Micro, Inc.*	30,900	496,563
Intersil Corporation	23,800	394,604
Jabil Circuit, Inc.	32,500	310,050
JDS Uniphase Corp*	50,600	428,582
Marvell Technology Group*	38,900	361,770
SAIC, Inc.*	27,500	556,325
Sohu.com*	7,300	406,975
Seagate Technology	39,500	478,740
Tech Data Corporation*	16,400	489,540
Tellabs Incorporated	116,000	470,960
Western Digital Corporation*	58,500	1,247,220
Total For Information Technology: 17.6%		$10,481,059

Atmos Energy Corporation	22,700	604,274
Allegheny Energy, Inc.	10,600	389,762
Centerpoint Energy Incorporated	31,400	457,498
DPL Incorporated	20,800	515,840
Alliant Energy Corporation (Formerly Interstate Energy Corporation)	14,500	467,045
Nisource, Inc.	33,200	490,032
Oneok, Inc.	12,700	436,880
Pepco Holdings Inc.	22,000	504,020
Integrys Energy Group Inc.	10,800	539,352
UGI Corporation	20,700	533,646
Total For Utilities: 8.3%		$4,938,349

Total Common Stocks: 99.4%		$59,207,730
(Common Stock Identified Cost $67,307,375)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield **
Total Cash Equivalents: 0.7%		$443,283
(Cash Equivalents Identified Cost $443,283)		$443,283

Total Portfolio Value: 100.1%		$59,651,013
(Total Portfolio Identified Cost $67,750,658)

Liabilities in excess of other assets: -0.1%		$(71,357)

Total Net Assets: 100.0%		$59,579,656

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Common Stocks	Shares	Market Value

Bway Holding Company*	5,600	65,688.00
Calgon Carbon Corporation*	3,800	77,368.00
General Steel Holdings, Inc.*	7,800	55,692.00
Graftech Int'l*	4,400	66,484.00
Insteel Industries	4,000	54,360.00
Innophos Holdings	1,900	46,322.00
Quaker Chemical Corporation	2,300	65,458.00
LSB Industries, Inc.*	3,900	54,015.00
Metalico, Inc.*	9,800	57,820.00
NN, Inc.	4,100	52,685.00
Polyone Corporation*	5,240	33,798.00
Shengda Tech, Inc.*	8,300	58,100.00
Schulman (A.) Inc.	3,700	73,186.00
Symyx Technologies, Inc.*	6,000	59,460.00
Total For Materials: 10.1%		$820,436.00

Altra Holdings, Inc.*	3,800	56,088.00
Alamo Group*	3,300	56,265.00
Beacon Roofing Supply, Inc.*	5,400	84,348.00
China Direct, Inc.*	13,800	58,236.00
Columbus McKinnon Corporation*	2,500	58,925.00
Eagle Bulk Shipping Inc.	3,800	52,972.00
Emcor Group, Inc.*	2,800	73,696.00
Comfort Systems USA	4,600	61,456.00
Flow International Corporation*	9,600	48,768.00
Federal Signal Corporation	4,700	64,390.00
Griffon Corporation*	5,900	53,218.00
Genco Shipping & Trading Ltd.	1,100	36,564.00
Chart Industries, Inc.*	2,200	62,832.00
H & E Equipment Services, Inc.*	6,200	59,892.00
Horizon Lines Inc.	5,400	53,298.00
Knoll, Inc.	4,100	61,992.00
Lydall, Inc.*	5,100	49,113.00
LMI Aerospace, Inc.*	3,500	70,385.00
Liquidity Services Inc.*	6,200	67,270.00
Pacer Int'l	2,900	47,763.00
Regal-Beloit Corporation	1,600	68,032.00
Gibraltar Industries Inc.	5,500	102,905.00
Spherion Corporation*	9,300	45,291.00
TBS International Ltd.*	2,500	33,650.00
Tecumseh Products*	2,300	57,592.00
Trico Marine Services, Inc.*	1,700	29,036.00
Knightsbridge Tankers LTD.	2,000	52,940.00
Volt Info Sciences*	3,800	34,124.00
Encore Wire Corporation	2,900	52,519.00
Waste Services, Inc.*	8,400	62,244.00
Total For Industrials: 21.1%		$1,715,804.00

Cal Maine Foods	2,000	54,880.00
China Sky One Medical, Inc.*	5,200	63,180.00
Zhongpin, Inc.*	5,400	57,402.00
Pantry*	5,300	112,307.00
Total For Consumer Staples: 3.5%		$287,769.00

Einstein Noah Restaurant Group, Inc.*	5,200	52,416.00
Blockbuster Inc. Class A*	26,000	53,300.00
Brightpoint, Inc.*	5,000	36,000.00
Town Sports International Holdings, Inc.*	8,900	54,290.00
Core Mark Holding Company, Inc.*	2,300	57,477.00
California Pizza Kitchen Inc*	4,700	60,489.00
Citi Trends, Inc.*	3,500	58,386.65
1-800-Flowers.Com*	11,500	69,230.00
Force Protection, Inc.*	21,300	57,084.00
Fuqi International, Inc.*	6,600	53,790.00
PC Mall, Inc.*	6,300	43,029.00
Martha Stewart Living Omnimedia, Inc. - Class A*	7,600	64,676.00
Overstock.com*	3,700	73,297.00
PC Connection*	8,900	59,541.00
P.F. Chang's China Bistro, Inc.*	2,000	47,080.00
Spartan Motors, Inc.	13,100	41,658.00
Susser Holdings Corporation*	4,000	60,240.00
Volcom, Inc.*	3,300	57,024.00
Exide Technologies*	7,100	52,398.00
Total For Consumer Discretionary: 12.9%		$1,051,405.65

Allis-Chalmers Energy, Inc.*	4,000	50,600.00
Williams Clayton Energy, Inc.*	2,100	148,113.00
Vaalco Energy Inc.*	14,100	96,444.00
Gulfport Energy Corporation*	5,200	52,260.00
Hornbeck Offshore Services, Inc.*	1,200	46,344.00
BMB Munai, Inc.*	10,300	42,745.00
McMoran Exploration Company*	1,900	44,916.00
Pioneer Drilling Company*	4,500	59,850.00
PHI Inc.*	1,700	62,781.00
Rosetta Resources, Inc.*	3,500	64,260.00
Swift Energy Company*	1,700	65,773.00
Stone Energy*	643	27,218.19
Meridian Resource*	25,500	46,920.00
Union Drilling, Inc.*	3,700	39,183.00
Warren Resources*	5,100	50,898.00
Total For Energy: 11.0%		$898,305.19

Agree Realty Corporation	2,300	65,780.00
Strategic Hotels & Resorts, Inc.	3,600	27,180.00
Crawford and Company - Class B*	13,300	202,160.00
Diamondrock Hospitality Company	4,600	41,860.00
Education Realty Trust	5,600	62,048.00
Entertainment Properties Trust	1,500	82,080.00
Hersha Hospitality Trust	7,200	53,568.00
IPC Holdings, Ltd.	2,200	66,462.00
Oriental Financial Group	3,200	57,152.00
Post Properties	1,500	41,955.00
Seabright Insurance Holdings*	4,900	63,700.00
Sanders Morris	7,200	62,280.00
Medallion Financial Corporation	6,500	68,055.00
Total For Financial Services: 11.0%		$894,280.00

American Oriental Bioengineering, Inc.*	7,900	51,271.00
Cubist Pharmaceuticals, Inc.*	3,300	73,359.00
Cryolife, Inc.*	6,500	85,280.00
Cynosure, Inc.*	2,600	46,644.00
Emergent Biosolutions, Inc.*	8,300	108,647.00
Emergency Medical Services Corporation*	2,400	71,712.00
Enzon Phamaceuticals*	7,400	54,612.00
Martek Biosciences Corporation*	1,900	59,698.00
OSI Pharmeceuticals Inc*	1,600	78,864.00
Providence Service Corporation*	5,500	53,900.00
Questcor Pharmaceuticals, Inc.*	12,600	92,610.00
Repligen Corporation*	12,400	58,404.00
Sun Healthcare Group, Inc.*	6,900	101,154.00
Total For Health Care: 11.5%		$936,155.00

Amkor Technology*	9,900	63,063.00
Anadigics, Inc.*	17,200	48,332.00
Bidz.com, Inc.*	6,400	55,424.00
Cogo Group, Inc.*	13,200	69,564.00
DTS Inc.*	2,100	58,443.00
Englobal Corporation*	6,200	82,274.00
Hackett Group, Inc.*	10,200	55,488.00
Infospace, Inc.*	5,600	60,760.00
Interwoven*	4,300	60,716.00
JDA Software Group*	3,600	54,756.00
Kulicke & Soffa Industries, Inc.*	11,500	51,865.00
Methode Electron 'A'	6,200	55,428.00
Multi-Fineline Elect*	4,600	68,034.00
OpenTV Corp*	53,800	75,858.00
PMC Sierra, Inc.*	8,300	61,586.00
Radisys*	5,800	49,880.00
Sanmina Corporation*	32,000	44,800.00
Silicon Image*	9,000	48,060.00
Skyworks Solutions, Inc.*	6,800	56,848.00
Technitrol Inc.	2,300	34,017.00
Take Two Interactive*	3,900	63,960.00
United Online	1,798	16,919.18
Utstarcom, Inc.*	12,300	41,451.00
Volterra Semiconductor*	3,800	48,374.00
Website Pros, Inc.*	9,500	51,300.00
Total For Information Technology: 16.9%		$1,377,200.18

Nicor Incorporated	1,600	70,960.00
Crosstex Energy Inc.	1,800	44,946.00
Total For Utilities: 1.4%		$115,906.00

Total Common Stocks: 99.5%		$8,097,261
(Common Stock Identified Cost $8,769,863)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield **		48,748
Total Cash Equivalents: 0.6%		$48,748
(Cash Equivalents Identified Cost $48,748)

Total Portfolio Value: 100.1%		$8,146,009
(Total Portfolio Identified Cost $8,818,611)

Liabilities in Excess of Other Assets: -0.1%		$(7,741)

Total Net Assets: 100.0%		$8,138,268

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Common Stocks	Shares	Market Value

Apartment Investment and Management, Co. - A	7,664	268,393
Avalon Bay Communities, Inc.	4,792	471,629
BRE Properties, Inc. Class A	3,500	171,500
Camden Property Trust	1,800	82,548
Cousins Properties Inc. REIT	4,000	100,920
Equity Residential Properties Trust	15,450	686,135
Essex Property Trust, Inc.	1,870	221,277
Home Properties of NY	2,000	115,900
United Dominion Realty Trust, Inc.	10,000	261,500
Total Apartments: 19.3%		$2,379,802

Lexington Corporate Properties Trust	6,000	103,320
Vornado Realty Trust	7,300	663,935
Total Diversified: 6.2%		$767,255

Health Care Property Investors	11,800	473,534
Health Care Reit	6,200	330,026
Total Health Care: 6.5%		$803,560

Host Hotels and Resorts	26,397	350,816
Health Care Realty Trust, Inc.	2,800	81,620
Senior Housing Properties Trust	13,000	309,790
Starwood Hotels & Resorts Worldwide, Inc.	2,600	73,164
Total Lodging and Hotels: 6.6%		$815,390

Plum Creek Timber Co., Inc.	8,000	398,880
Total Materials: 3.2%		$398,880

Alexandria Real Estate	3,000	337,500
AMB Property Corporation	5,700	258,210
Boston Properties, Inc.	6,675	625,181
Biomed Realty Trust	9,000	238,050
Duke Realty Corp.	12,860	316,099
Mack-Cali Realty Trust	4,795	162,407
Kilroy Realty Corporation	3,545	169,416
Liberty Property Trust	4,861	183,017
Prologis Trust	12,380	510,923
Total Office and Industrial: 22.7%		$2,800,801

CBL & Associates Properties	3,000	60,240
National Retail Properties Inc.	13,000	311,350
Developers Diversified Realty Corp	8,325	263,819
Equity One	7,000	143,430
General Growth Properties	12,705	191,846
Kimco Realty Corporation	15,767	582,433
Macerich Company	3,330	211,955
Regency Centers Corporation	5,575	371,797
Simon Property Group, Inc.	8,583	832,122
SL Green Realty Corp	1,467	95,062
Weingarten Realty Investors	5,413	193,082
Total Retail: 26.4%		$3,257,134

Public Storage, Inc.	8,400	831,684
Total Storage: 6.7%		$831,684

Total Common Stocks: 97.7%		$12,054,506
(Common Stock Identified Cost $6,582,166)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield *		140,711
Total Cash Equivalents: 1.1%		$140,711
(Cash Equivalents Identified Cost $140,711)

Total Portfolio Value: 98.8%		$12,195,217
(Total Portfolio Identified Cost $6,722,877)

Other Assets Less Liabilities: 1.2%		$149,765

Total Net Assets: 100.0%		$12,344,981

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Fixed Income Securities - Bonds	Face	Market Value

Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/2011	2,786,000	2,881,150
Allstate Corp, 7.200% Due 12/01/0209	1,005,000	1,020,892
American Express, 4.875% Due 07/15/2013	1,400,000	1,251,109
Bank of America Subordinated, 5.420% Due 03/15/2017	1,000,000	797,273
Bank One Corp. Subordinated Notes, 5.900% Due 11/15/2011	1,000,000	976,803
Bank One Corp., 5.250% Due 01/30/2013	500,000	472,607
Key Bank NA Subordinated Notes, 5.800% Due 07/01/2014	1,560,000	1,041,637
Bank One Corp., 9.875% Due 03/01/2009	250,000	251,831
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,256,189
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	1,500,000	1,151,462
Citigroup Incorporated Unsecured Notes, 5.250% Due 02/27/2012	1,500,000	1,359,642
Equity Residential Properties Notes 6.950% Due 03/02/2011	525,000	529,499
Fifth Third Bank Subordinated Notes, 5.450% Due 01/15/2017	1,230,000	894,771
Genworth Financial, 4.750% Due 06/15/2009	1,000,000	829,125
Morgan Stanley Notes, 5.050% Due 01/21/2011	1,000,000	720,420
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	265,327
US Bank NA Notes, 5.700% Due 12/15/2008	566,000	567,254
US Bank NA Notes, 6.375% Due 08/01/2011	1,400,000	1,414,099
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/2014	800,000	491,100
Wachovia Corporation, 6.375% Due 01/15/2009	820,000	788,610
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/2013	1,400,000	1,307,470
Bank and Finance: 20.9%		$20,268,270

Federal Home Loan Bank, 5.375% Due 05/18/2016	1,250,000	1,310,004
Federal Home Loan Mortgage Corp., 3.75% Due 02/25/2009	475,000	475,924
Federal Home Loan Mortgage Corp., 4.75% Due 01/19/2016	2,000,000	2,032,020
Federal National Mortgage Assoc., 3.250% Due 02/25/2011	1,500,000	1,492,262
Federal National Mortgage Assoc., 4.125% Due 02/11/2015	2,500,000	2,443,508
Federal National Mortgage Assoc. Notes, 4.350% Due 05/29/2013	2,500,000	2,507,270
Federal National Mortgage Assoc., 4.200% Due 05/04/2009	2,000,000	2,010,012
Federal Home Loan Mortgage Corp., 5.125% Due 07/15/2012	1,000,000	1,046,945
Tennessee Valley Authority, 5.625% Due 01/18/2011	2,000,000	2,102,660
Tennessee Valley Authority, 6.000% Due 03/15/2013	2,875,000	3,116,845
Federal Farm Credit Bank, 4.150% Due 03/25/2015	778,000	764,932
Federal Farm Credit Bank, 4.500% Due 10/17/2012	1,115,000	1,139,015
Federal Farm Credit Bank, 4.785% Due 01/17/2017	1,730,000	1,742,935
United States Government Agency Obligations: 19.5%.		$22,184,331

United States Treasury Note, 4.000% Due 02/15/2015	2,500,000	2,626,173
United States Treasury Note, 4.125% Due 08/31/2012	600,000	632,578
United States Treasury Note, 4.750% Due 08/15/2017	2,000,000	2,144,532
United States Treasury Note, 4.375% Due 08/15/2012	1,000,000	1,065,235
United States Treasury Note, 5.340% Due 08/15/2010	2,000,000	2,142,502
United States Treasury Note, 4.125% Due 05/15/2015	3,000,000	3,166,407
United States Treasury Note, 4.250% Due 08/15/2013	600,000	637,078
United States Treasury Note, 4.75% Due 05/15/2014	3,200,000	3,496,003
United States Government Obligations: 14.2%		$15,910,508

Danaher Corporation Notes, 6.000% Due 10/15/2008	500,000	500,142
Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,625,560
General Electric Capital Corp., 5.000% Due 02/01/2013	2,500,000	2,304,728
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,320,351
General Electric Capital Corp., 6.000% Due 06/15/2012	600,000	579,575
Hershey Foods, 6.95% Due 08/15/2012	1,055,000	1,134,228
IBM Corp. 5.400% Due 10/01/2008	500,000	500,000
Kellogg Company Senior Unsecured Notes, 5.125% Due 12/03/2012	1,530,000	1,527,055
Lowes Companies, Inc., 8.250% Due 06/01/2010	500,000	531,142
Pepsico Inc. Senior Unsecured Notes, 4.650% Due 02/15/2013	1,875,000	1,904,889
Procter and Gamble Company Senior Notes, 4.950% Due 08/15/2014	2,340,000	2,367,659
Target Corporation Notes, 6.350% Due 01/15/2011	1,000,000	1,031,435
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	340,000	329,239
United Technologies Corporation, 6.100% Due 05/15/2012	675,000	699,193
Industrials: 15.4%		$16,355,196

Freddie Mac 15 Year Gold, 7.000% Due 03/01/2011	3,992	4,142
Freddie Mac MBS ADJ. RATE, 4.299% Due 04/01/2033	455,826	461,000
Freddie Mac GOLD MBS 5 YR, 4.500% Due 12/01/2009	462,634	467,294
Freddie Mac MBS, 8.000% Due 06/01/2030	10,500	11,392
Fannie Mae 15 YR MBS, 5.000% Due 12/01/2019	1,602,290	1,607,814
Freddie Mac CMO Series 2617 Class DN, 4.500% Due 10/15/2030	900,000	867,883
FHLMC, CMO Pool 2513 Class VK, 5.500% Due 09/15/2013	1,062,950	1,082,239
FHLMC, CMO Pool 2877 Class AL 5.000% Due 10/15/2024	2,500,000	2,392,045
Freddie Mac CMO Series 2985 Class GE 5.500% Due 06/15/2025	1,000,000	965,726
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	1,650,000	1,621,386
Freddie Mac CMO Series 3287 Class GC 5.500% Due 08/15/2034	1,150,000	1,145,989
Fannie Mae MBS, Series 253300, 7.500% Due 05/01/2020	13,510	14,627
Fannie Mae 30 YR MBS, 6.000% Due 08/01/2034	2,007,515	2,043,206
Government National Mortgage Assoc. Pool 781397, 5.500% Due 02/15/2017	199,574	205,487
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/2033	2,500,000	2,481,318
Ginne Mae Pool 2658, 6.500% Due 10/20/2028	106,840	109,924
Government National Mortgage Assoc. GNMA II Pool 2945, 7.500% Due 07/20/2030	19,111	20,526
Government National Mortgage Assoc. 30 YR MBS, 5.000% Due 09/15/2033	4,818,364	4,738,408
Government National Mortgage Assoc. Pool 780400, 7.000% Due 12/15/2025	13,797	14,588
Government National Mortgage Assoc. Pool 780420, 7.500% Due 08/15/2026	7,044	7,611
Government Agency Obligations - Mortgage Backed Securities: 18.9%		$20,262,604

Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	275,226
Bellsouth Communications, 5.875% Due 01/15/2009	500,000	502,685
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	794,000	793,301
Florida Power & Light Group Capital, 7.375% Due 06/01/2009	500,000	512,420
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	959,394
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,000,000	942,944
GTE Corporation, 7.51% Due 04/01/2009	600,000	608,616
National Rural Utilities Collateral Trust, 4.375% Due 10/01/2010	1,500,000	1,501,875
Utility: 4.9%		$6,096,461

State of Indiana Finance Authority Lease Revenue, 5.000% Due 11/01/2014	2,365,000	2,483,605
New Jersey Econ. Development Auth. Revenue (FSA Insured), 5.000% Due 03/01/2014	1,555,000	1,636,109
Goat Hill Washington Properties Lease Revenue (MBIA Insured), 5.000% Due 12/01/2012	890,000	941,237
Municipal: 4.6%		$5,060,951

Total Fixed Income - Bonds: 96.4%		$106,138,321
(Fixed Income Identified Cost $108,344,323)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.18% yield *		2,950,567
Total Cash Equivalents: 2.7%		$2,950,567
(Cash Equivalents Identified Cost $2,950,567)

Total Portfolio Value: 99.1%		$109,088,888
(Total Portfolio Identified Cost $111,294,890)

Other Assets Less Liabilities: 0.9%		$1,029,103

Total Net Assets: 100.0%		$110,117,990

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

(A) Abbreviations:
FHLMC: Federal Home Loan Mortgage Corporation

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2008 - Unaudited

Municipal Income Securities - Bonds	Face	Market Value
Akron , OH, Refunding, 5.000% 12/1/12	200,000	211,514
Cincinnati, OH, General Obligation, 5.000%, 12/01/17	75,000	78,768
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	142,068
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	102,880
Columbus, OH, Tax Increment Financing,
(AMBAC Insured), 4.900%, 12/01/11	150,000	154,068
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	101,706
Gahanna , OH, (AMBAC Insured), 5.000%, 12/01/18	400,000	413,588
Mason, OH General Obligation Limited 4.000%, 12/01/2020	375,000	337,721
Mentor, OH, General Obligation (MBIA Insured), 5.0000%, 12/01/15	140,000	148,725
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/11	100,000	101,790
General Obligation - City: 13.4%		$1,792,828

Belmont County, OH
(MBIA Insured), 4.500%, 12/01/11	155,000	158,785
Knox County, OH, 4.750%, 12/01/09	60,000	60,737
General Obligation - County: 1.6%		$219,522

State of Ohio, 4.000%, 6/15/10 Common Schools - Series A	60,000	61,447
State of Ohio, 5.000%, 3/15/17 Common Schools - Series C	120,000	124,519
State of Ohio, 5.000%, 3/01/15	385,000	404,385
State of Ohio General Obligation, 4.500%, 5/01/19	500,000	499,565
State of Ohio General Obligation, 5.250%, 5/01/12	175,000	186,911
State of California, 4.000%, 11/01/09	250,000	254,548
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	103,356
General Obligation - State: 12.2%		$1,634,730

State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C,
5.000% Due 12/01/2020	155,000	154,152
University of Cincinnati, Certificate of Participation, 5.750%, 12/01/11	25,000	26,909
University of Cincinnati General Receipts Revenue, 5.000%, 06/01/20	250,000	247,158
Higher Education: 3.2%		$428,218

Hamilton County, OH, Hospital Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/10	100,000	101,263
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/10	100,000	103,823
Montgomery County, OH Hospital (Prerefunded), 5.650%, 12/01/12	35,000	36,335
Huron County OH Hospital Facility Revenue Fisher-Titus Medical Center
5.000%, 12/01/11	200,000	202,024
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A,
4.500% Due 11/01/2021	335,000	304,897
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	103,642
State of Ohio Mental Health Facilities Revenue	100,000	106,025
Hospital/Health: 7.1%		$958,008

Cleveland Ohio Public Power System Revenue, 5.500% due 11/15/13	100,000	105,762
Hamilton, OH Electric, (FSA Insured), 3.60%, 10/15/10	200,000	203,856
Ohio Muni Generation Agency (AMBAC Insured), 5.000%, 2/15/17	325,000	333,278
Revenue Bonds - Electric: 4.8%		$642,896

Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	102,711
Cleveland Ohio Waterworks Unrefunded Portion (FSA Insured)
5.250%, 01/01/10	40,000	40,472
Green County, OH Sewer System Revenue (AMBAC Insured)
5.000%, 12/01/18	145,000	147,610
Hamilton County Ohio Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	499,490
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/13	150,000	157,227
Montgomery County, OH, Solid Waste, (MBIA Insured),
5.125%, 11/01/08	50,000	50,066
Nashville and Davidson, TN 7.700%, 01/01/12	25,000	26,961
State of Ohio Water Development Authority Revenue, 5.000%, 06/01/13	250,000	267,765
Revenue Bond - Water & Sewer: 9.6%		$1,292,302

Cleveland Ohio Parking Facilities Revenue (FSA Insured),
4.000%, 9/15/15	150,000	151,632
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured),
5.000%, 12/01/14	400,000	426,128
Special Obligation Bonds: 4.3%		$577,760

Cleveland, OH, Municipal School District, (FGIC Insured),
5.000%, 12/01/20	140,000	140,095
Columbus, OH, Linden Elementary Construction (FSA Insured),
5.500%, 12/01/21	100,000	107,858
Dayton , OH, City School District, (FGIC Insured), 3.250%, 12/01/10	100,000	100,600
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/01/20	250,000	251,035
Fairfield, OH, (FGIC Insured), 0.000%, 12/01/11*	100,000	89,640
Girard, OH City School District (FSA Insured), 3.850%, 12/01/10	245,000	251,858
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	100,905
Kings Local, OH, 6.350%, 12/01/12	15,000	16,727
Kings Local, OH, 6.400%, 12/01/13	150,000	170,142
Chillicothe, OH City School District GO (FGIC Insured)
4.000%, 12/01/18	300,000	268,833
Cincinnati Ohio City School District General Obligation (FGIC Insured)
5.000%, 12/01/14	225,000	239,060
Loveland, OH, 4.400%, 12/01/08	100,000	100,258
Mason, OH City Schools (FGIC Insured) 5.000%, 12/01/15	135,000	142,983
Reynoldsburg Ohio City School District General Obligation, 3.000% Due 12/01/2009	225,000	226,584
Reynoldsburg Ohio City School District General Obligation, 5.000% Due 12/01/2020	200,000	202,896
Sycamore, OH, Community School District (AMBAC Insured), 4.600% Due 12/01/2011	100,000	100,290
Sycamore, OH, Community School District, 3.250% Due 12/01/2010	330,000	334,472
Sycamore Ohio Community School District General Obligation, 4.375%, 12/01/18	400,000	399,816
Sycamore, OH, Community Unlimited, 5.375%, 12/01/13	125,000	135,789
School District: 25.2%		$3,379,840

Ohio State Building Authority, Adult Correctional-Series A,
5.500%, 10/01/10	100,000	104,156
Ohio State Dept of Administrative Services, 4.000% Due 01/01/2012	145,000	146,830
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000%, 09/01/11	255,000	268,089
Ohio State Building Authority, Juvenile Correction Facilities,
4.375%, 10/01/12	100,000	102,003
State of Ohio Cultural Facilities Revenue (FSA Insured) 5.000% Due 10/01/12	250,000	266,458
Ohio State Housing Finance Authority
(GNMA Insured) Collateral, 5.100%, 9/01/17	85,000	84,762
State of Ohio Building Authority (FGIC Insured), 5.000%, 10/01/17	420,000	439,186
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	102,970
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured)
State of Ohio General Obligation Natural Resources - Series J, 5.000% Due 10/01/2013	300,000	320,598
5.250%, 2/01/18	315,000	331,226
State Agency: 16.2%		$2,166,277

Total Fixed Income - Municipal Bonds: 97.7%		$13,092,381
(Municipal Bonds Identified Cost $13,267,742)

Cash Equivalents
Federated Ohio Municipal Cash Trust 6.09% yield**		125,772
Total Cash Equivalents: 0.9%		$125,772
(Cash Identified Cost $125,772)

Total Portfolio Value: 98.6%		$13,218,153
(Total Portfolio Identified Cost $13,393,514)

Liabilities in Excess of Other Assets: 1.4%		$185,169

Total Net Assets: 100.0%		$13,403,322

Bonds Cost		$13,267,742
Bonds Value		$13,092,381
Unrealized Depreciation		(175,361)

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2008 - Unaudited

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
Associates Corporation, 7.950% Due 02/15/10	200,000	195,906
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,200,000	1,131,430
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,078,122
Bank of New York Notes, 4.950% Due 01/14/11	510,000	499,817
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,400,937
Genworth Financial, 4.750% Due 06/15/09	1,095,000	907,892
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,135,000	757,858
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	976,803
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,010,071
Wachovia Corporation, 5.350% Due 03/15/11	500,000	421,713
Wachovia Corporation, 6.000% Due 10/30/08	670,000	663,211
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	507,912
Total Finance: 17.4%		$9,551,670

Industrial
Abbott Laboratories Senior Unsecured Notes 4.35% Due 3/15/14	900,000	858,231
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,000,284
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,127,032
General Electric Company Notes, 5.000% Due 02/01/13	800,000	737,513
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	1,931,918
IBM Corp, 4.75% Due 11/29/12	1,106,000	1,108,208
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	1,830,000	1,859,172
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,031,435
Wal-Mart Stores, 6.875%, Due 08/10/09	1,000,000	1,027,278
Total Industrial: 19.5%		$10,681,070

Utilities
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	1,000,000	992,220
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,251,563
Total Utilities: 4.1%		$2,243,783

United States Government Agency Obligations
Federal Home Loan Bank, 4.875% Due 12/14/12	2,500,000	2,587,180
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,000,000	2,001,560
Federal National Mortgage Association, 3.600% Due 03/03/09	2,000,000	2,003,146
Federal National Mortgage Association, 4.125% Due 02/11/15	2,500,000	2,443,508
Federal National Mortgage Association, 5.125% Due 11/02/12	1,040,000	1,063,193
Federal Home Loan Mortgage Corporation, 3.900% Due 04/01/13	2,500,000	2,437,943
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,051,330
Total United States Government Agency Obligations: 24.8%		$13,587,859

United States Government Agency Obligations - Mortgage-Backed Securities
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	418,065	425,578
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	462,634	467,294
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,256,867	1,265,828
Freddie Mac CMO Pool 2171 Class B, 6.279% Due 06/15/09	540,000	545,307
Fannie Mae 30 Year Mortgage Backed Security, 5.500% Due 01/01/37	1,331,721	1,329,451
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	394,311	395,165
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	635,057	626,409
Total United States Government Agency Obligations- Mortgage-Backed Securities: 9.2%		$5,055,032

United States Government Treasury Obligations
United States Treasury Note, 4.125% Due 08/13/12	2,000,000	2,108,594
United States Treasury Note, 4.875% Due 01/31/09	1,350,000	1,367,508
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,102,032
United States Treasury Note, 4.000% Due 04/15/10	2,000,000	2,065,938
Total United States Government Treasury Obligations: 14.0%		$7,644,072

Municipal Bonds
Chicago Illinois General Obligation (AMBAC Insured) 6.00% Due 1/1/11	1,000,000	1,065,490
Sangamon & Christian Counties IL Community Unified School District, 4.000% Due 12/15/11	1,250,000	1,260,463
Indiana State Finance Authority Revenue 5.000% Due 11/1/13	500,000	525,805
Michigan Muni Bond Authority Revenue 5.000% Due 10/1/12	2,005,000	2,126,944
Total Municipal Bonds: 9.1%		$4,978,702

Total Fixed Income - Bonds: 98.1%		$53,742,187
(Fixed Income Identified Cost $54,511,103)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.18% yield *		361,592
Total Cash Equivalents: 0.7%		$361,592
(Cash Equivalents Identified Cost $361,592)

Total Portfolio Value: 98.8%		$54,103,779
(Total Portfolio Identified Cost $54,872,695)

Other Assets Less Liabilities 1.2%		$675,565

Total Net Assets 100.0%		$54,779,344

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

JIC Institutional Bond Fund II	Portfolio of Investement September 30, 2008 - Unaudited

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	507,907
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	797,273
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	837,459
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	767,641
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	693,655
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	727,456
Genworth Financial Notes, 4.750% Due 06/15/09	1,000,000	829,125
Key Bank NA Subordinated Notes, 5.800% Due 078/01/14	1,056,000	705,108
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	674,680
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	260,020
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	661,767
US Bancorp Subordinated, 6.375% Due 09/15/07	650,000	656,546
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	724,373
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	933,907
Total Finance: 18.3%		$9,776,916

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/11	1,200,000	1,240,984
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,009,244
General Electric Capital Corporatioin Notes 6.000% Due 06/15/12	1,550,000	1,497,236
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,046,935
IBM Corporation, 4.750% Due 11/29/12	1,100,000	1,102,196
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	414,291
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	600,170
Emerson Electric Corporation Notes, 5.850% Due 03/15/09	1,500,000	1,508,939
Target Corporation, 6.350% Due 01/15/11	400,000	412,574
United Technologies, 7.125% Due 11/15/10	1,054,000	1,144,685
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	513,639
Total Industrial: 19.6%.		$10,490,892

Utilities
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	685,562
Alabama Power Company Senior Notes 5.2000% Due 01/15/16	715,000	677,540
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	515,835
Verizon Communications, 7.510% Due 04/01/09	500,000	507,180
National Rural Utilities, 5.700% Due 01/15/10	500,000	508,555
Total Utilities: 5.4%		$2,894,672

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,633,846
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	524,002
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,585,719
Federal National Mortgage Assoc. Notes, 4.350% Due 05/29/13	1,020,000	1,022,966
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	166,646
Total United States Government Agency Obligations: 9.2%		$4,933,179

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	462,633	467,294
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	1,350,000	1,396,009
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,855,275
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	772,581
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	1,965,316
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	955,250
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,400,000	1,389,538
Total United States Government Agency Obligations - Mortgage Backed Securities: 16.4%.		$8,801,263

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,628,323
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,110,938
United States Treasury Note, 4.250% Due 08/15/13	1,800,000	1,911,235
United States Treasury Bond, 4.500% Due 11/15/15	3,900,000	4,170,566
United States Treasury Note, 4.500% Due 04/30/12	1,200,000	1,279,501
United States Treasury Bond, 4.500% Due 02/15/16	1,000,000	1,066,251
Total United States Government Treasury Obligations: 24.6%		$13,166,814

Municipal Bonds
Hillsborough County Florida School District Sales Tax Revenue (AMBAC Insured) 4.000% Due 10/1/09	2,300,000	2,330,268
Total Municipal Bonds: 4.4%		2,330,268

Total Fixed Income - Bonds: 97.8%		$52,394,004
(Fixed Income Identified Cost $53,693,596)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.18% yield *		497,193
Total Cash Equivalents: 0.9%		$497,193
(Cash Equivalents Identified Cost $497,193)

Total Portfolio Value: 98.7%		$52,891,197
(Total Portfolio Identified Cost $54,190,789)

Other Assets Less Liabilities 1.3%		$675,234

Total Net Assets 100.0%		$53,566,431

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

JIC Institutional Bond Fund III	Portfolio of Investement September 30, 2008 - Unaudited

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	507,907
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	693,655
Associates Corporation, 7.950% Due 02/15/10	642,000	628,858
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	727,456
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,600,000	1,275,637
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	837,459
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,046,935
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	965,959
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	1,766,032
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	945,214
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	705,108
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	530,654
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	517,006
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	513,260
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	601,598
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,540,947
Total Finance: 27.2%		$13,803,683

Industrial
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17	1,117,000	1,082,051
General Electric Company Notes, 5.000% Due 02/01/13	500,000	460,946
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	531,142
Target Corporation, 6.350% Due 01/15/11	400,000	412,574
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,000,000	968,349
Wal-Mart Stores, 4.500% Due 07/01/15	1,000,000	965,652
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	513,639
Washington Post, 5.500% Due 02/15/09	500,000	502,676
Total Industrial: 10.7%		$5,437,029

Utilities
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	515,835
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	415,047
GTE Corporation, 7.510% Due 04/01/09	500,000	507,180
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	800,000	747,181
National Rural Utilities Corporation Collateral Trust, 5.700% Due 01/15/10	500,000	508,555
Alabama Power Company Senior Notes 5.200% Due 1/15/16	715,000	677,540
Total Utilities: 6.6%		$3,371,338

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	2,042,308
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,177,183
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	834,765
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,057,648
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	526,390
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	800,000	819,284
Federal Home Loan Mortgage Corp., 5.000% Due 07/15/14	500,000	520,728
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	797,634
Freddie Mac CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	852,816
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	552,195
Total United States Government Agency Obligations: 20.1%		$10,180,949

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	1,062,950	1,082,239
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	334,886
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	1,978,960
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	676,008
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 08/01/09	1,000,000	997,941
Government National Mortgage Association, 5.500% Due 02/15/17	199,574	205,487
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,000,000	992,527
Total United States Government Agency Obligations - Mortgage Backed Securities: 12.4%		$6,268,049

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,500,000	2,665,628
United States Treasury Note, 4.625% Due 02/15/17	2,000,000	2,128,908
United States Treasury Bond, 4.250% Due 11/15/14	2,500,000	2,661,525
United States Treasury Note, 4.125 Due 05/15/15	2,000,000	2,110,938
United States Treasury Note, 4.750% Due 05/15/14	400,000	437,000
Total United States Government Treasury Obligations: 19.7%		$10,003,999

Total Fixed Income - Bonds: 96.7%		$49,065,046
(Fixed Income Identified Cost $50,475,346)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.18% yield *		1,081,913
Total Cash Equivalents: 2.1%		$1,081,913
(Cash Equivalents Identified Cost $1,081,913)

Total Portfolio Value: 98.8%		$50,146,959
(Total Portfolio Identified Cost $51,557,259)

Other Assets Less Liabilities 1.2%		$600,695

Total Net Assets 100.0%		$50,747,655

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.

Johnson Enhanced Return Fund	Portfolio of Investement September 30, 2008 - Unaudited

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
American Financial Group, 7.125% Due 04/15/09	180,000	181,488
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	932,606
Bank of America Subordinated Notes, 7.125% Due 03/01/09	253,000	251,268
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	798,458
Bank of America Corporation, 7.500% Due 03/15/12	500,000	499,589
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	975,992
Bank of New York Mellon, 6.375% Due 04/01/12	510,000	513,929
Associates Corporation (Citigroup), 6.875% Due 11/15/08	278,000	277,148
Duke-Weeks Realty Senior Notes, 7.750% Due 11/15/09	460,000	461,108
Equity Residential Properties Notes, 4.750% Due 06/15/09	355,000	348,565
Equity Residential Properties Notes, 6.950% Due 03/02/11	1,000,000	1,008,570
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,250,000	1,178,573
Genworth Financial Notes, 4.750% Due 6/15/09	500,000	414,563
J.P. Morgan and Company, 6.250% Due 1/15/09	445,000	443,663
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	801,394
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	488,402
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	367,074
Morgan Stanley Dean Witter, 3.875% Due 1/15/09	500,000	460,039
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	740,508
US Bank NA Notes, 5.700% Due 12/15/08	114,000	114,253
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,150,000	1,161,582
Wachovia Corp., 6.000% Due 10/30/08	113,000	111,855
Total Finance: 26.7%		$12,530,624

Industrial
Abbott Laboratories Senior Unsecured Notes 3.75% Due 3/15/11	1,020,000	1,010,095
Becton Dickinson, 7.150% Due 10/01/09	810,000	817,488
Emerson Electric Company 4.5% Due 5/1/13	1,000,000	986,757
General Electric Capital Corp Notes, 6.000% Due 6/15/12	2,313,000	2,234,263
IBM Corp, 4.750% Due 11/29/12	1,141,000	1,143,277
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	998,075
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	500,000	507,971
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	482,201
Wal-Mart Stores 4.5500% Due 05/01/13	1,500,000	1,498,464
Total Industrial: 20.6%		$9,678,591

Utilities
Wisconsin Power & Light Debentures, 7.625% Due 03/01/10	865,000	893,614
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	250,313
National Rural Utilities Collateral Trust, 5.700% Due 01/15/10	309,000	314,287
National Rural Utilities Collateral Trust, 5.750% Due 11/01/08	353,000	353,558
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	277,747
Alabama Power Senior Notes, 5.375% Due 10/01/08	500,000	500,000
Florida Power and Light First Mortgage, 5.875% Due 04/01/09	1,050,000	1,060,269
Total Utilities: 7.8%		$3,649,788

United States Government Agency Obligations
Federal Home Loan Bank, 4.875% Due 12/14/12	1,000,000	1,034,872
Federal National Mortgage Associates Notes(Callable 2/25/09 @ $100)3.2500% Due 2/25/11	500,000	497,421
Federal National Mortgage Association, 5.500% Due 07/09/10	1,735,000	1,747,175
Federal Home Loan Mortgage Corp Notes, 5.4000% Due 02/02/12	1,260,000	1,269,445
Total United States Government Agency Obligations: 9.7%		$4,548,912

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac 5 Year Balloon MBS, 4.500% Due 09/01/09	654,063	660,651
Freddie Mac Gold 7 Year Balloon, 4.500% Due 06/01/11	1,987,467	2,010,765
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	398,550	403,330
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	628,433	632,914
Freddie Mac CMO Pool 2583 Class ND, 4.250% Due 12/15/10	1,873,086	1,875,896
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	825,463	848,543
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	393,328	394,179
Gov't Nat'l Mortgage Assoc CMO - POOL 2004-95 Class QA, 4.5000% Due 03/20/34	2,159,196	2,129,790
Total United States Government Agency Obligations - Mortgage Backed Securities: 19.1%		$8,956,070

Municipal Bonds
Indiana State Finance Authority Revenue 5.00% Due 11/01/13	1,000,000	1,051,610
Total Municipal Bonds: 2.2%		$1,051,610

Total Fixed Income - Bonds: 86.0%		$40,415,595
(Fixed Income Identified Cost $41,555,881)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.18% yield *		392,542
Total Cash Equivalents: 0.8%		$392,542
(Cash Equivalents Identified Cost $392,542)

Total Portfolio Value: 86.8%		$40,808,137
(Total Portfolio Identified Cost $41,948,423)

Other Assets Less Liabilities 13.2%		$6,183,860

Total Net Assets: 100.0%		$46,991,997

Futures Contracts	Long	Unrealized
	Contracts	Depreciation
E-mini Standard & Poors 500 expiring September 2008	810	$(3,335,278)
(Notional Value of $47,237,580)

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2008.
(a) - Pledged as collateral on Futures Contracts

The investments in securities are stated at market value. The prices (net asset values) of the shares of each Fund are determined as of 4:00 p.m., Eastern time on each day the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. Security transactions are accounted for on trade date. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Effective January 1, 2008, the Funds adopted FASB Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2008:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals
Equity Income Fund - Investments in Securities	$30,970,471	0	0	$30,970,471
Growth Fund - Investments in Securities	$44,977,970	0	0	$44,977,970
Dynamic Growth Fund - Investments in Securities	$12,035,264	0	0	$12,035,264
Disciplined Large-Cap Fund - Investments in Securities	$7,507,392	0	0	$7,507,392
Disciplined Mid-Cap Fund - Investments in Securities	$59,651,013	0	0	$59,651,013
Disciplined Small-Cap Fund - Investments in Securities	$8,146,009	0	0	$8,146,009
Realty Fund - Investments in Securities	$12,195,217	0	0	$12,195,217
Fixed Income Fund - Investments in Securities	$2,950,567	$106,138,321	0	$109,088,888
Municipal Income Fund - Investments in Securities	$125,772	$13,092,381	0	$13,218,153
JIC Institutional Bond Fund I - Investments in Securities	$361,592	$53,742,187	0	$54,103,779
JIC Institutional Bond Fund II -Investments in Securities	$497,193	$52,394,004	0	$52,891,197
JIC Institutional Bond Fund III -Investments in Securities	$1,081,913	$49,065,046	0	$50,146,959
Enhanced Return Fund -
Investments in Securities	$392,542	$40,415,595	0	$40,808,137
Other Financial Instruments*	($3,335,278)			($3,335,278)

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 12, 2008 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date November 21, 2008

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: November 21, 2008

* Print the name and title of each signing officer under his or her signature